Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Debt Instrument, Periodic Payment, Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	500
Long-Term Debt, Maturities, Repayments of Principal in Year Three	0
Long-Term Debt, Maturities, Repayments of Principal in Year Four	0
Long-Term Debt, Maturities, Repayments of Principal in Year Five	0
Long-Term Debt, Maturities, Repayments of Principal after Year Five	3,950
Total	$ 4,450